Derivative Hedging Instruments - Summary of Interest Rate Swap Transactions (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 0
Net Exposure, Impact of a 1 basis point change in interest rates	0.00%
Derivative Financial Instruments, Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	29,060,000
Weighted Average Rate Received(Paid)	5.47%
Net Exposure, Impact of a 1 basis point change in interest rates	19.00%
Repricing Frequency	Monthly
Derivative Financial Instruments, Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ (29,060,000)
Weighted Average Rate Received(Paid)	(5.47%)
Net Exposure, Impact of a 1 basis point change in interest rates	(19.00%)
Repricing Frequency	Monthly